Offerings	Sep. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.800% Senior Notes due 2030
Amount Registered | shares	812,980,000
Proposed Maximum Offering Price per Unit	0.9996
Maximum Aggregate Offering Price	$ 812,654,808.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 112,227.63
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" included as Exhibit 107 to the Company's Registration Statement on Form S-3 (File No. 333-298527) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. Amounts are calculated based upon a Euro-to-U.S. dollar exchange rate of EUR 1 to $1.1614 as of September 8, 2026, as reported by the European Central Bank.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.040% Senior Notes due 2032
Amount Registered | shares	929,120,000
Proposed Maximum Offering Price per Unit	0.99962
Maximum Aggregate Offering Price	$ 928,766,934.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 128,262.71
Offering Note	Same as Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% Senior Notes due 2036
Amount Registered | shares	609,735,000
Proposed Maximum Offering Price per Unit	0.99909
Maximum Aggregate Offering Price	$ 609,180,141.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 84,127.78
Offering Note	Same as Footnote 1.